Supplemental Cash Flow Information - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Information [Abstract]
Non-cash modifications of certain mortgage loans, fixed income securities, limited partnership interests and other investments, as well as mergers completed with equity securities	$ 94	$ 106	$ 326
Liabilities assumed		90	34
Non-cash financing activities related to the issuance of shares for vested restricted stock units	32	43	41
Liabilities for collateral received reported in other liabilities and accrued expenses	1,440	1,120	1,120
Obligations to return cash collateral for over-the-counter (OTC) and cleared derivatives reported in other liabilities and accrued expenses or other investments	$ 21	$ 3	$ 5